Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets [Abstract]
Schedule Of Goodwill Balances For Continuing Operations By Reportable Segment And For Other Operations And Headquarters

(In millions)	Total
Balance as of December 31, 2016	$471
Acquisitions	4
Balance as of December 31, 2017	476
Acquisitions	—
Balance as of December 31, 2018	$476

Schedule Of Other Intangible Asset Balances For Continuing Operations

The table below summarizes the other intangible asset balances:

0
	As of December 31,
	2018			2017
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net
Trade names(1)	$140	$—	$140	$140	$—	$140
Customer relationships	173	(165)	7	172	(160)	12
Other	32	(22)	10	32	(19)	13
Total	$345	$(187)	$158	$344	$(179)	$165

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(1)	Not subject to amortization.